RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	May 31, 2021
Related Party Transaction [Line Items]
Interest Expense	$ 685,793		$ 1,194,670		$ 39,791
C E O And Investor [Member]
Related Party Transaction [Line Items]
Notes Cancelled	1,100,000		1,100,000
Interest Payable	$ 50,091		$ 50,091
C E O And Investor [Member] | Notes Payable Other Payables 1 [Member]
Related Party Transaction [Line Items]
Interest Payable	51,640		51,640
Notes Payable	1,026,630		1,026,630
Interest Expense	31,105	$ 3,100	5,160	51,600
C E O And Investor [Member] | Notes Payable Other Payables 2 [Member]
Related Party Transaction [Line Items]
Interest Payable	5,164		5,164
Notes Payable	102,663		102,663
Interest Expense	4,000			$ 10,060
Member Of Board [Member]
Related Party Transaction [Line Items]
Interest Payable	$ 10,060		$ 10,060
Notes Payable							$ 200,000